RELATED PARTY - Key management compensation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Executive wages, salaries and benefits	$ 6,267,936	$ 6,056,337	$ 6,454,846
Director allowances	1,512,000	1,495,123	1,513,100
Accrued benefit in the past five years and paid during the fiscal year	305,674	242,907	334,477
Contract termination benefit	54,819	51,534
Total	$ 8,140,429	$ 7,845,901	$ 8,302,423